Cost of Sales	12 Months Ended
Dec. 31, 2024
Cost Of Sales [Abstract]
Cost of Sales

7. Cost of sales

Cost of sales is detailed as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Cost of materials	427,800	381,141	325,995
Direct industrial labor	153,174	150,036	130,637
Indirect industrial labor	82,501	72,229	61,194
Industrial depreciation and amortization	65,176	64,700	53,550
Impairment of PPE	2,616	—	—
Other costs of sales	70,450	77,355	92,503
Total Cost of sales	801,717	745,461	663,879

Cost of sales mainly pertains to the cost of materials, components and labor expense related to the production and distribution of our goods and services. Cost of sales also include depreciation and amortization of EUR 65,176 thousand (respectively EUR 64,700 thousand in 2023 and EUR 53,550 thousand in 2022) as well as industrial capitalized costs for the machinery and equipment built within the Group, subcontracting work and industrial overheads. For the year ended December 31, 2024, cost of sales included an impairment loss of EUR 2,616 thousand related to a facility located in China as further described in Note 18.

In the second quarter of 2024, the Group reassessed the expected useful life of certain machinery installed in its Italian facilities considering the low impact of extraordinary maintenance performed over time on these assets, their first installation and their continuing functioning. Based on a technical appraisal, the expected useful lives for the machinery pertaining to our bulk production and to our EZ-Fill® production were extended from 6.7 years to 15 years and 12 years, respectively. The change in the expected useful lives of the machinery was treated as a change in estimate starting from April 1, 2024. The reduction in depreciation expense in the second, third and fourth quarter of 2024 related to the machines for which expected useful lives were reassessed approximated a total of EUR 14.5 million.

For the year ended December 31, 2023, cost of sales benefited from EUR 2,886 thousand granted by the Italian government to help businesses offset the significant rise in utilities costs. The grants, which subsidized the price increases from electricity and natural gas consumed during the period, were in effect through the second quarter of 2023.

For the year ended December 31, 2022, grants received from European governments to mitigate the rise in utility cost positively affected the cost of sales by EUR 6,465 thousand.